Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits	$ 427,000	$ 43,000	$ 34,000
Anti-dilutive securities attributable to warrants (in shares)	33,558,803	24,934,045
Motive Capital
Cash equivalents	$ 0	$ 0
Federal depository insurance coverage	$ 250,000
Forward price	$ 10.00
Unrecognized tax benefits	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Motive Capital | Class A Common Stock
Anti-dilutive securities attributable to warrants (in shares)	21,186,667
Motive Capital | Class B Common Stock
Anti-dilutive securities attributable to warrants (in shares)	41,400,000	41,400,000
Motive Capital | Public Warrants
Ordinary share price	$ 18.00